Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Held-to-maturity securities, Fair Value	[1]	$ 41,812
Securities, pledged as collateral		557	$ 402
Mortgage loans, carried at fair value		$ 6,623	$ 8,524
Common stock, par value		$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)		4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)		2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)		642,223,571	618,618,084
Available-for-Sale Securities [Member]
Securities, pledged as collateral		$ 557	$ 402
Trading Assets, Excluding Debt and Equity Securities [Member]
Securities, pledged as collateral		$ 1,193	$ 1,255

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.